CONDENSED BALANCE SHEETS - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Feb. 25, 2021
ASSETS
Cash	$ 142,759	$ 251,865		$ 610,926
Prepaid expenses	38,459	71,491		147,327
Total Current Assets	181,218	323,356		758,253
Prepaid expenses				69,656
Investments held in Trust Account	150,323,003	148,744,645		146,629,787
Total Assets	150,504,221	149,068,001		147,457,696
TOTAL LIABILITIES, CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT
Accounts payable and accrued expenses	3,368,733	3,153,645		706,224
Total Current Liabilities	3,368,733	3,153,645		706,224
Deferred underwriting commission	5,031,250	5,031,250		5,031,250
Total Liabilities	8,399,983	8,184,895		5,737,474
COMMITMENTS AND CONTINGENCIES
Class A ordinary shares subject to possible redemption; 14,375,000 shares (at $10.22 and $10.15 per share)	147,448,003	145,869,645		143,750,000
Stockholders' deficit:
Preferred shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Accumulated deficit	(5,344,124)	(4,986,898)		(2,030,137)
Total Stockholders' Deficit	(5,343,765)	(4,986,539)	$ (2,854,539)	(2,029,778)	$ 0
Total Liabilities, Class A ordinary shares subject to possible redemption and Stockholders' Deficit	150,504,221	149,068,001		147,457,696
Class A ordinary shares subject to possible redemption
TOTAL LIABILITIES, CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT
Class A ordinary shares subject to possible redemption; 14,375,000 shares (at $10.22 and $10.15 per share)	147,448,003	145,869,645		143,750,000
Class B ordinary shares
Stockholders' deficit:
Common stock	$ 359	$ 359		$ 359